Debt Obligations	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt Obligations
Debt obligations consist of the following (in millions):

	December 31,
	2019	2018
Construction
LIBOR plus 5.85% Note, due 2023	$77.0	$80.0
LIBOR plus 1.5% Line of Credit	48.9	34.0
Obligations under finance leases	0.2	—
Energy
LIBOR plus 3.0% Term Loan due in 2023	27.1	—
5.00% Term Loan due in 2022	11.2	12.4
4.50% Note due in 2022	10.2	11.3
Other, various maturity dates	2.4	3.2
Life Sciences
Notes payable due in 2019	—	1.7
Broadcasting
8.50% Notes due 2019	—	35.0
8.50% Note due 2020	36.2	—
10.50% Note due 2020	42.5	—
Other, various maturity dates	7.9	10.1
Obligations under finance leases	1.4	1.0
Non-Operating Corporate
11.50% Senior Secured Notes, due 2021 (1)	470.0	470.0
7.50% Convertible Senior Notes, due 2022	55.0	55.0
LIBOR plus 6.75% Line of Credit (2)	15.0	—
Total	805.0	713.7
Issuance discount, net and deferred financing costs	(31.4)	(37.1)
Debt obligations	$773.6	$676.6
(1) In March 2020, HC2 issued a 30 days redemption notice for $76.9 million of its 11.50% Senior Secured Notes, due 2021
(2) In March 2020, HC2 repaid its LIBOR plus 6.75% Line of Credit

Aggregate finance lease and debt payments, including interest are as follows (in millions):

	Finance Leases	Debt	Total
2020	$1.0	$198.9	$199.9
2021	0.6	559.8	560.4
2022	0.1	76.7	76.8
2023	—	96.4	96.4
2024	—	11.4	11.4
Thereafter	—	8.2	8.2
Total minimum principal & interest payments	1.7	951.4	953.1
Less: Amount representing interest	(0.1)	(148.0)	(148.1)
Total aggregate finance lease and debt payments	$1.6	$803.4	$805.0

The interest rates on the finance leases range from approximately 5.0% to 10.0%.

Construction

Wells Fargo Facility

DBMG has a Credit and Security Agreement ("Wells Fargo Facility") with Wells Fargo Bank, National Association ("Wells Fargo"). Under the initial terms of the agreement, Wells Fargo agreed to advance up to a maximum amount of $50.0 million to DBMG, including up to $14.5 million of letters of credit (the "Revolving Line"). The Revolving Line had a floating interest rate based on LIBOR plus 2.0%, required monthly interest payments, and was due in April 2019.

The Wells Fargo Facility allows for the issuance by DBMG of additional loans in the form of notes of up to $10.0 million ("Real Estate Term Advance"), at LIBOR plus 2.5% and the issuance of a note payable of up to $15.0 million, ("Real Estate Term Advance 2") at LIBOR plus 2.5%, each as separate tranches of debt under the Wells Fargo Facility.
In April 2018, the Wells Fargo Facility was amended, increasing the maximum advance amount under the Revolving Line to $70.0 million, modifying the floating interest rate to daily three month LIBOR plus 1.5% and extending the maturity date through March 31, 2023. The amendment also created a $17.0 million long-term tranche under the $70.0 million Revolving Line with a maturity date of May 31, 2025. Additionally, The Real Estate Term Advance and Real Estate Advance 2 interest rates were modified to daily three month LIBOR plus 2.25% with a maturity date of April 2024.

In July 2018, the Wells Fargo Facility was amended, increasing the availability of the borrowing base allowing DBMG to borrow an additional $10.0 million of the $70.0 million total line and bearing interest at daily three month LIBOR plus 2.5%. The temporary borrowing base increase and related interest had an initial maturity date of October 2018, subsequently extended to November 2018.

In November 2018, the Wells Fargo Facility was amended, increasing the maximum advance amount under the Revolving Line to up to $80.0 million.

In May 2019, the Wells Fargo Facility was amended, permanently increasing the borrowing base to allow greater availability of the $80.0 million total line. The $17.0 million long-term tranche was also increased to $22.0 million with a maturity of May 2026. The Wells Fargo Facility maturity date was also extended to April 2024.

As of December 31, 2019, $20.2 million was issued through term loans and $28.7 million was issued through the revolver. In addition, $9.1 million in outstanding letters of credit were issued under the Wells Fargo Facility, of which zero has been drawn.

TCW Loan

In November 2018, DBMG and its subsidiaries entered into a financing agreement with TCW Asset Management Company LLC ("TCW"), for the aggregate principal amount of $80.0 million (the "TCW Loan"). The net proceeds from the TCW Loan were used to refinance the debt assumed and closing costs of the GrayWolf acquisition.  The TCW Term Loan matures on the earlier of (a) November 30, 2023; (b) the maturity date of the Wells Fargo Facility; and (c) the 60 days prior to the maturity of the Senior Secured Notes and/or Convertible Notes if, on that day (and solely for so long as), any of such indebtedness remain outstanding. The TCW Loan bears interest at a rate of 5.85% above the three month LIBOR.

Energy

Term Loans

In May 2017, ANG entered into a term loan with M&T Bank for $12.0 million. The loan bears fixed interest annually at 5.00% and matures in 2022. During the third quarter 2017, ANG drew on the term loan for an additional $2.5 million at 4.85%.

In January 2017, ANG refinanced and consolidated all three of its loans with Pioneer Savings Bank ("Pioneer") into a new term loan. The principal balance outstanding bears fixed interest at a fixed rate annually equal to 4.5% and matures in 2022. The agreement with Pioneer also includes a revolving demand note for $1.0 million with an annual renewal provision that bears interest at monthly LIBOR plus 3.0% (the "Pioneer Demand Note"). In September 2017, ANG increased the availability under the Pioneer Demand Note to $1.5 million. As of December 31, 2019, there was $10.2 million aggregate principal outstanding under the Pioneer term loan and $1.3 million drawn under the Pioneer Demand Note.

In June 2019, ANG entered into a term loan with M&T bank for $28.0 million. The loan bears variable interest annually at LIBOR plus 3.0% and matures in 2023. The term loan was used to finance the acquisition of the ampCNG stations.

Insurance

In July 2018, in connection with the signed agreement to purchase the long-term care block of Humana, CGI obtained a three month surplus note (the "Surplus Note") from Humana, issued July 17, 2018 and due September 14, 2018, in the amount of $32.0 million. The Surplus Note was paid in full in August 2018.

Life Sciences

R2 Notes

In December 2017, R2 issued 11% secured convertible drawdown promissory notes for $1.25 million, maturing on December 2018. In 2018, R2 drew on the notes for an additional $0.5 million, and entered into an amendment extending the maturity date to December 2019. In June 2019, R2 converted a portion of the $1.7 million secured convertible notes into shares of R2 preferred equity. The remaining portion was repaid.
Broadcasting

On October 24, 2019, Broadcasting issued $78.7 million 364-day secured notes (the "2020 Notes"). The privately placed notes were comprised of a $36.2 million, 8.50%,tranche, funded by an affiliate of MSD Partners, L.P. (the “8.50%% Note due 2020”). The remaining $42.5 million, 10.50% tranche (the “10.50% Note due 2020”) was a modification of the existing 8.50%, 364-day Secured Note, with certain institutional investors. The 2020 Notes have a paid-in-kind ("PIK") coupon and mature in October 2020. The net proceeds from the financing were used to retire HC2 Broadcasting’s existing debt, as well as fund pending acquisitions, working capital and general corporate purposes. In connection with the issuance of the 10.50% Note due 2020, Broadcasting issued warrants to the same institutional investors to purchase 50,000 shares of common stock at $176.4 per share for a total purchase price of $8.8 million, or net settled, if exercised as of the issuance date, and as may be adjusted at any future exercise of the warrant pursuant to its terms. The warrant has a five-year term and is immediately exercisable.

As of December 31, 2018, there were $35.0 million of 8.50%, 364-day Secured Notes which were issued on August 7, 2018. The 364-day Secured Note was used to finance certain acquisitions and for general corporate purposes. In January 2019, the capacity of the 364-day Secured Note was increased by $15.0 million to $50.0 million and institutional investors funded $7.5 million of the 8.5% Notes bringing the total outstanding 8.5% Notes balance to $42.5 million, which were later modified by the 10.50% Note due 2020, as described above. In April 2019, an additional $0.7 million of notes were issued at 8.50% and later repaid in full with the proceeds from the issuance of the 8.50% Note due 2020. In May, August, and September of 2019, Broadcasting issued an additional $21.5 million of notes bearing interest of 8.50% that were repaid in full with the proceeds from the issuance of the 8.50% Note due 2020.

Non-Operating Corporate

On November 20, 2018, HC2 repaid its 11.0% Notes, and issued $470.0 million aggregate principal amount of 11.5% senior secured notes due 2021 (the "Senior Secured Notes") and $55.0 million aggregate principal amount of 7.5% convertible senior notes due June 1, 2022 (the "Convertible Notes"). The Senior Secured Notes and Convertible notes were issued in a private placement to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. The Convertible Notes have an effective interest rate of 17.54% which reflects $12.5 million discount due to the bifurcated conversion feature and $1.9 million deferred financings fees.

The Company accounted for the transaction under the debt extinguishment model as the present value cash flows under the terms of the Senior Secured Notes and Convertible Notes was at least 10% different from the present value of the remaining cash flows under the 11.0% Notes. Unamortized debt issuance costs and net original issuance premium in the amount of $2.6 million were recorded within Other income.

Senior Secured Notes

The Senior Secured Notes were issued under an indenture dated November 20, 2018, by and among the Company, the guarantors party thereto and U.S. Bank National Association, a national banking association ("U.S. Bank"), as trustee (the "Secured Indenture"). The Senior Secured Notes were issued at 98.75% of par, which translated into a discount of $5.9 million.

Convertible Notes

The Convertible Notes were issued under a separate indenture dated November 20, 2018, between the Company and U.S. Bank, as trustee (the "Convertible Indenture"). The Convertible Notes were issued at 100% of par.

Each $1,000 of principal of the Convertible Notes will initially be convertible into 228.3105 shares of our common stock, which is equivalent to an initial conversion price of approximately $4.38 per share, subject to adjustment upon the occurrence of specified events.

In accordance with ASC Topic 815-15, Derivatives and Hedging, the embedded conversion feature contained in the Convertible Notes is required to be bifurcated and recorded as a derivative liability and marked to market in each reporting period. The embedded conversion feature had a fair value of $12.5 million on the transaction date, which was recorded as a discount on the Convertible Notes and included within Other liabilities on our Consolidated Balance Sheets. The fair value of the embedded conversion feature was $3.0 million as of December 31, 2019, the change in fair value from the transaction date being recorded within Other income.

In conjunction with the issuance of the Convertible Notes in 2018, the Company incurred a consent fee payable to preferred stockholders of $3.8 million. This fee was recorded within the Preferred stock and deemed dividends line item of the Consolidated Statements of Operations as a deemed dividend.

At December 31, 2019, the Convertible Notes had a net carrying value of $44.2 million and an unamortized discount of $9.4 million. Based on the closing price of our common stock of $2.17 on December 31, 2019, the if-converted value of the Convertible Notes did not exceed its principal value.

For the year ended December 31, 2019, interest cost recognized for the period relating to both the contractual interest coupon and amortization of the discount on the Convertible notes was $4.1 million and $2.9 million, respectively. For the year ended December 31, 2018, interest cost recognized for the period relating to both the contractual interest coupon and amortization of the discount on the Convertible notes was $0.5 million and $0.3 million, respectively.
Line of creditIn April 2019, HC2 entered into a $15.0 million secured revolving credit agreement (the “Revolving Credit Agreement”) with MSD PCOF Partners IX, LLC. The Revolving Credit Agreement matures in June 2021. Loans under the Revolving Credit Agreement bear interest at a per annum rate equal to, at HC2's option, one, two or three month LIBOR plus a margin of 6.75%. In April 2019 and May 2019, HC2 drew $5.0 million and $10.0 million of the Revolving Credit Agreement, respectively. The Company used the proceeds for working capital and general corporate purposes.